1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Customer A
Percentage of total revenues	34.00%	22.00%
Customer B
Percentage of total revenues	22.00%	24.00%
Customer C
Percentage of total revenues	30.00%	17.00%
All others
Percentage of total revenues	41.00%	37.00%